Note 6 - Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
Note 5:	Intangible Assets

During the nine months ended September 30, 2015, the Company entered into several agreements to repurchase regional developer licenses, reacquiring rights in Los Angeles County, San Diego, and Orange County, all located in the state of California, Erie County, Monroe County, Nassau County, Suffolk County, and Albany County, all located in the state of New York, and the regional developer license in New Jersey in exchange for cash consideration of $1,583,000, of which $507,500 was recorded as a cash advance at December 31, 2014.  The Company carried a deferred revenue balance associated with these transactions of $914,000, representing license fees collected upon the execution of the regional developer agreements.  In accordance with ASC 952-605, the Company accounted for the development rights associated with the unsold or undeveloped franchises as a cancellation, and the respective deferred revenue was netted against the aggregate purchase price or recognized as revenue to the extent deferred revenue was in excess of the cash consideration paid.   During the nine months ended September 30, 2015, the revenue recognized as excess deferred regional developer fees totaled $254,250. The remaining balance was accounted for as consideration paid for the reacquired development rights. As the deferred revenue with respect to these regional developer rights had previously been taken into account for income tax purposes, the tax basis in the reacquired development rights is equal to the cash consideration paid.

Intangible assets which remain subject to adjustment upon receipt of final valuation information consisted of the following:

	As of September 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Reacquired franchise rights	$1,296,248	$108,916	$1,187,332
Customer relationships	387,793	101,652	286,141
Reacquired development rights	923,250	79,239	844,011
	$2,607,291	$289,807	$2,317,484
Unamortized intangible assets:
Goodwill			2,948,363
Total intangible assets			$5,265,847

Amortization expense was $164,193 and $289,807 for the three and nine months ended September 30, 2015, respectively. There was no amortization expense for the three and nine months ended September 30, 2014.

Estimated amortization expense for 2015 and subsequent years is as follows:

2015	$129,101
2016	518,896
2017	368,634
2018	325,000
2019	325,000
Thereafter	650,853
Total	$2,317,484

Note 6:      Intangibles

Intangible assets consisted of the following:

December 31, 2014

Reacquired franchise rights	$81,000
Customer relationships	72,000
Total intangible assets	$153,000

All intangible assets relate to the acquisition that occurred on December 31, 2014 and, accordingly, there is no amortization expense for the year ended December 31, 2014.

Estimated amortization expense for 2015 and subsequent years is as follows:

2015	$47,571
2016	47,571
2017	11,571
2018	11,571
2019	11,571
Thereafter	23,143
Total	$153,000